Business Combination - 2015 Acquisitions, Consideration (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 CNY (¥) company item ¥ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Business Combination
Gain on deemed disposal of equity method investments		¥ 9,551	¥ 224,148
2015 Acquisitions of Network Partners
Business Combination
Number of network partners acquired | item	16
Cash	¥ 57,673
Ordinary shares	1,281,015
Fair value of the Group's existing equity interests at the time of acquisition	¥ 431,022
Gain on deemed disposal of equity method investments			¥ 224,148
Network partners identified in 2013 Restructuring and in Fujian province
Business Combination
Number of delivery companies acquired | company	9
Fair value of the Group's existing equity interests at the time of acquisition	¥ 431,022
Gain on deemed disposal of equity method investments	¥ 224,148
Network partners identified in 2013 Restructuring
Business Combination
Number of network partners acquired | item	6
Cash	¥ 22,680
Network partners identified in 2013 Restructuring | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares	3,915,720
Share price (in dollars per share) | ¥ / shares	¥ 48.64
Network partners in Fujian province
Business Combination
Number of network partners acquired | item	3
Cash	¥ 761
Network partners in Fujian province | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares	4,440,132
Share price (in dollars per share) | ¥ / shares	¥ 48.64
Network partners owned and operated by unrelated third parties
Business Combination
Number of network partners acquired | item	7
Cash	¥ 34,232
Network partners owned and operated by unrelated third parties | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares	17,980,805
Share price (in dollars per share) | ¥ / shares	¥ 48.64
ZTO Express | 2015 Acquisitions of Network Partners | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares			26,336,657
Share price (in dollars per share) | ¥ / shares			¥ 48.64